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April 5, 2012	Jimena Acuña Smith
415-315-2306
415-315-4882 fax
jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HighMark Funds (the “Trust”)
File Nos. 033-12608 and 811-05059

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, Rule 405 under Regulation S-T and General Instruction C.3.(g) of Form N-1A, the Trust is today filing with the Securities and Exchange Commission (the “Commission”) exhibits containing an XBRL interactive data file relating to the supplement, filed with the Commission on March 21, 2012 under Rule 497(e) (SEC Accession No. 0001193125-12-125718), to (i) the Prospectus dated December 1, 2011 relating to the Retail Shares of the HighMark Equity, Fixed Income and Asset Allocation Funds, (ii) the Prospectus dated December 1, 2011 relating to the Fiduciary Shares of the HighMark Equity, Fixed Income and Asset Allocation Funds and (iii) the Class U Shares Prospectus for HighMark Value Fund (formerly HighMark Value Momentum Fund) dated October 7, 2011.

If you have any questions concerning this filing, please call me at (415) 315-2306 or my colleague, Jessica Riley Hale, at (415) 315-6385.

Very truly yours,

/s/ Jimena Acuña Smith
Jimena Acuña Smith

Enclosures